H. STOCK BASED COMPENSATION PLANS (Details - Assumptions)	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Share-based Compensation [Abstract]
Expected life (in years)	5 years 6 months	5 years 8 months 12 days
Expected volatility	34.60%	36.00%
Risk-free interest rate	1.10%	1.60%
Expected forfeiture rate	61.80%	61.80%